15. Property and equipment (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		R$ 14,052	R$ 13,292
Additions	[1]	3,268	2,236
Acquisition of companies		8,496
Remeasurement		832	821
Depreciation		(1,376)	(1,192)
Write-offs		(674)	(478)
Transfers	[2]	(212)	(2)
Exchange rate changes		141
Deconsolidation Via Varejo		(237)
Assets held for sale and discontinued operations			(625)
Property and equipment, ending		24,290	14,052
Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		4,431	4,189
Additions		807	338
Acquisition of companies		1,755
Remeasurement		832	821
Depreciation		(530)	(446)
Write-offs		(152)	(58)
Transfers	[2]	52	(2)
Exchange rate changes		33
Deconsolidation Via Varejo		(157)
Assets held for sale and discontinued operations			(411)
Property and equipment, ending		7,071	4,431
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		1,366	1,362
Additions		75	46
Acquisition of companies		2,277
Remeasurement
Depreciation
Write-offs		(30)	(56)
Transfers	[2]	(36)	13
Exchange rate changes		40
Deconsolidation Via Varejo
Assets held for sale and discontinued operations			1
Property and equipment, ending		3,692	1,366
Land [Member] | Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning
Additions
Acquisition of companies		3
Remeasurement
Depreciation
Write-offs
Transfers	[2]
Exchange rate changes
Deconsolidation Via Varejo
Property and equipment, ending		3
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		1,773	1,770
Additions		237	175
Acquisition of companies		2,934
Remeasurement
Depreciation		(67)	(57)
Write-offs		(29)	(71)
Transfers	[2]	(29)	(46)
Exchange rate changes		51
Deconsolidation Via Varejo		(1)
Assets held for sale and discontinued operations			2
Property and equipment, ending		4,869	1,773
Buildings [Member] | Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		4,422	4,174
Additions		792	338
Acquisition of companies		1,727
Remeasurement		832	821
Depreciation		(525)	(441)
Write-offs		(152)	(57)
Transfers	[2]	52	(2)
Exchange rate changes		32
Deconsolidation Via Varejo		(157)
Assets held for sale and discontinued operations			(411)
Property and equipment, ending		7,023	4,422
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		3,843	3,492
Additions		634	479
Acquisition of companies		334
Remeasurement
Depreciation		(332)	(292)
Write-offs		(382)	(124)
Transfers	[2]	407	361
Deconsolidation Via Varejo		(63)
Assets held for sale and discontinued operations			(73)
Property and equipment, ending		4,441	3,843
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		1,308	1,262
Additions		445	182
Acquisition of companies		672
Remeasurement
Depreciation		(264)	(235)
Write-offs		(36)	(79)
Transfers	[2]	180	292
Exchange rate changes		10
Deconsolidation Via Varejo		(34)
Assets held for sale and discontinued operations			(114)
Property and equipment, ending		2,281	1,308
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		501	487
Additions		86	76
Acquisition of companies		64
Remeasurement
Depreciation		(59)	(54)
Write-offs		(16)	(20)
Transfers	[2]	30	27
Exchange rate changes		(2)
Deconsolidation Via Varejo		(24)
Assets held for sale and discontinued operations			(15)
Property and equipment, ending		580	501
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		595	540
Additions		163	92
Acquisition of companies		300
Remeasurement
Depreciation		(100)	(84)
Write-offs		(21)	(26)
Transfers	[2]	80	116
Exchange rate changes		6
Deconsolidation Via Varejo		(16)
Assets held for sale and discontinued operations			(43)
Property and equipment, ending		1,007	595
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		176	126
Additions		789	809
Acquisition of companies		154
Remeasurement
Depreciation
Write-offs		(6)	(13)
Transfers	[2]	(903)	(755)
Exchange rate changes		3
Deconsolidation Via Varejo		62
Assets held for sale and discontinued operations			9
Property and equipment, ending		275	176
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		59	64
Additions		32	39
Acquisition of companies		6
Remeasurement
Depreciation		(24)	(24)
Write-offs		(2)	(31)
Transfers	[2]	7	(8)
Deconsolidation Via Varejo		(4)
Assets held for sale and discontinued operations			19
Property and equipment, ending		74	59
Total Property and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		9,621	9,103
Additions		2,461	1,898
Acquisition of companies		6,741
Remeasurement
Depreciation		(846)	(746)
Write-offs		(522)	(420)
Transfers	[2]	(264)
Exchange rate changes		108
Deconsolidation Via Varejo		(80)
Assets held for sale and discontinued operations			(214)
Property and equipment, ending		17,219	9,621
Equipment [Member] | Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning		9	15
Additions		15
Acquisition of companies		25
Remeasurement
Depreciation		(5)	(5)
Write-offs			(1)
Transfers	[2]
Exchange rate changes		1
Deconsolidation Via Varejo
Assets held for sale and discontinued operations
Property and equipment, ending		R$ 45	R$ 9

[1]	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
[2]	R$131 corresponds to transfers to intangible assets (see note 16) and R$142 refers to transfers to assets held for sale